ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(a)Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(144)	$52	$(88)	$(180)
Other comprehensive income (loss)	4	19	16	39
Ownership changes	(38)	(1)	1	(38)
Balance as at June 30, 2021	$(178)	$70	$(71)	$(179)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(169)	$11	$(60)	$(218)
Other comprehensive income (loss)	(127)	6	22	(99)
Ownership changes	—	1	—	1
Balance as at June 30, 2020	$(296)	$18	$(38)	$(316)
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(1)Represents net investment hedges, cash flow hedges and other reserves.
(b)Attributable to non-controlling interests – Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(199)	$45	$(77)	$(231)
Other comprehensive income (loss)	4	16	16	36
Ownership changes	38	1	(2)	37
Balance as at June 30, 2021	$(157)	$62	$(63)	$(158)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(221)	$9	$(52)	$(264)
Other comprehensive income (loss)	(110)	6	19	(85)
Balance as at June 30, 2020	$(331)	$15	$(33)	$(349)
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(1)Represents net investment hedges, cash flow hedges and other reserves.